Leases (Details) - Schedule of Undiscounted Maturities of Operating Lease Payments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Undiscounted Maturities of Operating Lease Payments [Abstract]
2024	$ 8,126
Total undiscounted cash flows	8,126
Less: imputed interest	583
Operating lease liabilities	$ 7,543	$ 45,097